PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 12,814
Ending balance	16,337	$ 12,814
Current lease liabilities	111
Non-current lease liabilities	1,127
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,808
Ending balance	4,946	4,808
Right-of-use assets	21
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,551
Ending balance	2,871	2,551
Right-of-use assets	348
Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,011
Ending balance	7,509	5,011
Right-of-use assets	245
Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	444
Ending balance	1,011	444
Right-of-use assets	582
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,630	8,757
Additions, net of disposals	452	662
Non-cash disposals	(3)	(17)
Acquisitions through business combinations	2,134	2,945
Net foreign currency exchange differences	108	(717)
Change in Accounting Policies	1,207
Ending balance	15,528	11,630
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,020	3,471
Additions, net of disposals	204	441
Non-cash disposals	(1)	(19)
Acquisitions through business combinations	0	394
Net foreign currency exchange differences	(7)	(267)
Change in Accounting Policies	21
Ending balance	4,237	4,020
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,485	2,657
Additions, net of disposals	60	77
Non-cash disposals	6	(4)
Acquisitions through business combinations	0	0
Net foreign currency exchange differences	(15)	(245)
Change in Accounting Policies	356
Ending balance	2,892	2,485
Gross Carrying Amount: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,681	2,629
Additions, net of disposals	185	140
Non-cash disposals	13	6
Acquisitions through business combinations	2,134	2,111
Net foreign currency exchange differences	131	(205)
Change in Accounting Policies	197
Ending balance	7,341	4,681
Gross Carrying Amount: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	444	0
Additions, net of disposals	3	4
Non-cash disposals	(21)	0
Acquisitions through business combinations	0	440
Net foreign currency exchange differences	(1)	0
Change in Accounting Policies	633
Ending balance	1,058	444
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,849)	(1,580)
Non-cash disposals	3	(3)
Net foreign currency exchange differences	(7)	127
Depreciation expense	(387)	(430)
Disposals	4	37
Ending balance	(2,236)	(1,849)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(613)	(510)
Non-cash disposals	(1)	(2)
Net foreign currency exchange differences	2	41
Depreciation expense	(86)	(149)
Disposals	4	(7)
Ending balance	(694)	(613)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(744)	(687)
Non-cash disposals	1	0
Net foreign currency exchange differences	6	68
Depreciation expense	(90)	(147)
Disposals	0	22
Ending balance	(827)	(744)
Accumulated depreciation: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(492)	(383)
Non-cash disposals	3	(1)
Net foreign currency exchange differences	(15)	18
Depreciation expense	(164)	(134)
Disposals	0	8
Ending balance	(668)	(492)
Accumulated depreciation: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Non-cash disposals	0	0
Net foreign currency exchange differences	0	0
Depreciation expense	(47)	0
Disposals	0	0
Ending balance	(47)	0
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,033	2,760
Net foreign currency exchange differences	12	(189)
Fair value adjustments		462
Ending balance	3,045	3,033
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,401	1,258
Net foreign currency exchange differences	2	(77)
Fair value adjustments		220
Ending balance	1,403	1,401
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	810	873
Net foreign currency exchange differences	(4)	(81)
Fair value adjustments		18
Ending balance	806	810
Accumulated fair value adjustments: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	822	629
Net foreign currency exchange differences	14	(31)
Fair value adjustments		224
Ending balance	836	822
Accumulated fair value adjustments: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Net foreign currency exchange differences	0	0
Fair value adjustments		0
Ending balance	$ 0	$ 0